Finance Costs and Unwinding of Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of Finance Costs and Unwinding of Obligations by Item

	US Dollars
Figures in millions	2018	2017	2016
Finance costs
Finance costs on bonds, corporate notes, bank loans and other	128	132	148
Amortisation of fees	7	4	4
Finance lease charges	5	6	6
	140	142	158
Unwinding of obligations	38	27	22
Total finance costs and unwinding of obligations (note 30 and 34)	178	169	180